INCOME TAX (Details) - Digital Health Acquisition Corp. - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating loss carryforwards	$ 1,822,738	$ 0
Change in valuation allowance	$ 1,118,252	$ 895,111